Trade receivables and others (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and others

(in thousands of euro)	June 30, 2025	December 31, 2024

Other receivables	146	89
Other tax credits	—	24
Prepaid expenses (2)	2,149	2,820
VAT refund	695	880
Trade account receivables	363	650
Prepayments made to suppliers (3)	1,596	509
Receivables and others - current	4,951	4,972
Research tax credit(1)	10,652	7,464
Prepaid expenses (2)	377	502
Prepayments made to suppliers (3)	1,008	1,362
Receivables and others - non-current	12,036	9,328
Trade receivables and others	16,987	14,300

(1)The amount of €7,464 thousand recognized in non-current receivables as of December 31, 2024 corresponds to the Crédit d’impôt Recherche (CIR) for the 2024 tax year following the fact that the Company no longer met the eligibility criteria for the SME status as of December 31, 2024. Thus, the CIR for the 2024 represented a non-current receivable which will in principle be offset against the French corporate income tax due by the Company with respect to the three following years, or refunded if necessary upon expiry of such a period. In accordance with that principles described in Note 2.q, the research tax credit (Crédit d’Impôt Recherche or “CIR”) is recognized as other operating income in the year to which the eligible research expenditure relates. The amount of CIR recognized as non current receivables as of June 30, 2025 is €10,652 thousand, which includes €3,189 thousand of CIR for the first half of 2025.
(2)As of June 30, 2025, and December 31, 2024 the prepaid expenses includes amounts of €627 thousand and €754 thousand, respectively, relating to the guarantee fees in line with the two State Guaranteed Loans from Société Générale and BNP Paribas. Following the extension of these two loans repayment for an additional period, the full amount of the guarantee fee over the additional five-year period has been recognized as an operating expense in 2022. As of June 30, 2025 and December 31, 2024, an adjustment is made through the prepaid accounts to reflect the fact that the expenses are related to the fiscal year (see note 9).
(3)As of June 30, 2025, and December 31, 2024, advances had been paid to suppliers. These advances will be deducted from subsequent payments in accordance with the terms of the contracts.